Foresters Life Insurance and Annuity Company
40 Wall Street
New York, NY 10005

May 3, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Variable Annuity Fund C (the “Registrant”) – Post-Effective Amendment No. 48 to the Registration Statement on Form N-4 (File Nos. 033- 33419 and 811-06130)

Ladies and Gentlemen:

On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:

(1)
The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Registrant’s above-referenced Registration Statement on Form N-4, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”); and

(2)	The text of Post-Effective Amendment No. 48 was filed electronically with the SEC.

Should you have any questions regarding this letter, please contact Mark Amorosi of K&L Gates LLP at (202) 778-9351.

Very truly yours,
/s/ Mary Carty
Mary Carty General Counsel, Foresters Financial Holding Company, Inc. and its subsidiaries